AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

December 31, 2022 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*

Multi-Strategy
Elliott International Limited	48,511	$96,827,828	9.3%	Quarterly
Hudson Bay International Fund, Ltd.	54,803	56,533,944	5.5	Quarterly
LMR Multi-Strategy Fund Limited	206,673	48,942,852	4.7	Quarterly
Millennium International, Ltd.	14,004	15,247,732	1.5	Quarterly
Myriad Opportunities Offshore Fund Limited	32	0	0.0	At Fund’s Discretion
Point72 Capital International, Ltd.	500,000	54,820,067	5.3	Quarterly
Schonfeld Strategic Partners Offshore Fund, Ltd.	39,700	55,364,450	5.3	Monthly

Total		327,736,873	31.6

Global Macro
Alphadyne International Fund, Ltd.	36,754	50,248,192	4.8	Quarterly
Brevan Howard Alpha Strategies Fund Limited	483,136	59,184,754	5.7	Quarterly
Brevan Howard AS Macro Fund Limited	179,206	24,042,279	2.3	Monthly
Capula Tactical Macro Fund Limited	170,000	18,079,728	1.7	Monthly
GreshamQuant - ACAR Fund, Ltd.	13,000	12,074,522	1.2	Quarterly
John Street Systematic Fund Limited	129,970	29,031,847	2.8	Monthly
The Tudor BVI Global Fund, Ltd.	4,327	76,571,643	7.4	Quarterly

Total		269,232,965	25.9

Long/Short Equity
Coatue Offshore Fund, Ltd.	91,638	29,602,650	2.9	Quarterly
Janchor Partners Pan-Asian Fund	174,396	25,343,469	2.4	Triennially
Nokota LC, LLC	1,166	235,747	0.0	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	344	230,624	0.0	At Fund’s Discretion
Schonfeld Fundamental Equity Offshore Fund, Ltd.	39,203	53,901,851	5.2	Quarterly
The Children’s Investment Fund	110,631	21,422,614	2.1	Biennial
Think Investments Offshore, Ltd.	15,451	37,489,544	3.6	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	20,060	31,984,076	3.1	Quarterly

Total		200,210,575	19.3

Event Driven
Antara Capital Offshore Fund, Ltd	37,848	33,425,723	3.2	Quarterly
Indaba Capital Partners (Cayman), LP	17,727	21,604,442	2.1	Quarterly
Lion Point International, Ltd.	6,134	7,833,058	0.8	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,358,420	0.2	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II, Ltd.	13,890	15,620,810	1.5	Quarterly
Senator Global Opportunity Offshore Fund, Ltd.	11,278	12,364,772	1.2	Quarterly

Total		93,207,225	9.0

Credit/Distressed
Claren Road Credit Fund, Ltd.	43,000	44,855,772	4.3	Quarterly
King Street Capital, Ltd.	20,819	2,442,747	0.2	At Fund’s Discretion
LMR CCSA Fund Limited	185,763	21,801,647	2.1	Quarterly
Theorem Prime+ Yield Fund Offshore LP	20,000	19,166,409	1.9	Quarterly

Total		88,266,575	8.5

Total Underlying Portfolios (cost $764,172,068)		978,654,213	94.3

Company	Shares	Fair Value ($)	% Net Assets

Common Stocks
Special Purpose Acquisition Company
Elliott Opportunity II Corp. Class A(a) (cost $5,215,185)	535,800	$5,400,864	0.5%

Warrants
Special Purpose Acquisition Company
Elliott Opportunity II Corp., expiring 02/19/2023(a) (cost $142,815)	133,950	12,056	0.0

Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(b) (c) (d) (cost $50,574,336)	50,574,336	50,574,336	4.9

Total Investments (cost $820,104,404)(e)		1,034,641,469	99.7
Other assets less liabilities		2,683,894	0.3

Net Assets		$1,037,325,363	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
1Life HealthCare, Inc.	SOFR Plus 0.35%	Maturity	USD	51		07/15/2025	$(89,311)
Activision Blizzard, Inc.	SOFR Plus 0.35%	Maturity	USD	259		07/15/2025	(386,065)
EMIS Group PLC	SONIA Plus 0.35%	Maturity	GBP	23		07/15/2025	27,963
Meridian Bioscience, Inc.	SOFR Plus 0.35%	Maturity	USD	123		07/15/2025	86,997
Resolute Forest Products	SOFR Plus 0.35%	Maturity	USD	56		07/15/2025	45,020
Shaw Communications, Inc.	1 Month CDOR Plus 0.35%	Maturity	CAD	823		07/15/2025	544,791
Umpqua Holdings Corp.	SOFR Plus 0.35%	Maturity	USD	162		07/15/2025	(237,804)
JPMorgan Chase Bank, NA
Aveva Group PLC	SONIA Plus 0.35%	Maturity	GBP	8		08/14/2023	9,118
Black Knight, Inc.	OBFR Plus 0.40%	Maturity	USD	231		08/14/2023	(319,710)
Christian Hansen Holding	1 Month CIBOR Minus 0.45%	Maturity	DKK	81		10/18/2023	(10,783)
Contourglobal PLC	SONIA Plus 0.35%	Maturity	GBP	0	**	08/14/2023	333
Euronav NV	OBFR Plus 0.40%	Maturity	USD	146		08/14/2023	(150,633)
Evo Payments, Inc.	OBFR Plus 0.40%	Maturity	USD	8		08/14/2023	(607)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
First Horizon Corp.	OBFR Plus 0.40%	Maturity	USD	170		08/14/2023	$42,428
Home Capital Group, Inc.	1 Month CDOR Plus 0.40%	Maturity	CAD	5		08/14/2023	(3,369)
Homeserve PLC	SONIA Plus 0.35%	Maturity	GBP	54		08/14/2023	64,963
Imago Biosciences, Inc.	OBFR Plus 0.40%	Maturity	USD	2		08/14/2023	1,157
LHC Group, Inc.	OBFR Plus 0.40%	Maturity	USD	108		08/14/2023	(246,149)
PNM Resources, Inc.	OBFR Plus 0.40%	Maturity	USD	19		08/14/2023	(115,019)
Poshmark, Inc.	OBFR Plus 0.40%	Maturity	USD	2		08/14/2023	799
Silicon Motion Technology	OBFR Plus 0.40%	Maturity	USD	456		08/14/2023	(509,212)
South Jersey Industries, Inc.	OBFR Plus 0.40%	Maturity	USD	87		08/14/2023	36,138
Summit Industrial Income REIT	1 Month CDOR Plus 0.40%	Maturity	CAD	15		08/14/2023	2,360
VMware, Inc.	OBFR Plus 0.40%	Maturity	USD	4		08/14/2023	(103,475)
Yamana Gold, Inc.	OBFR Plus 0.40%	Maturity	USD	222		08/14/2023	153,370
Morgan Stanley Capital Services LLC
Abiomed, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	0	**	10/18/2023	(1)
Albertsons Companies, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	5		10/18/2023	(13,414)
Altra Industrial Motion Corp.	FedFundEffective Plus 0.38%	Maturity	USD	96		10/18/2023	84,281
Atlas Air Worldwide Holdings	FedFundEffective Plus 0.38%	Maturity	USD	27		10/18/2023	3,024
Atlas Corp.	FedFundEffective Plus 0.38%	Maturity	USD	0	**	10/18/2023	(265)
Aveo Pharmaceuticals, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	23		10/18/2023	6,565
Coupa Software, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	9		10/18/2023	6,000
Forgerock, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	18		10/18/2023	4,397
Horizon Pharma PLC	FedFundEffective Plus 0.38%	Maturity	USD	49		10/18/2023	42,002
IAA, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	94		10/18/2023	79,473
iRobot Corp.	FedFundEffective Plus 0.38%	Maturity	USD	366		10/18/2023	(400,889)
KnowBe4, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	2		10/18/2023	929
Maxar Technologies, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	0	**	10/18/2023	45
Micro Focus International PLC	SONIA Plus 0.54%	Maturity	GBP	28		10/18/2023	33,419

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Moneygram International, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	26		10/18/2023	$(13,381)
Progenics Pharmaceuticals CVR	FedFundEffective Plus 0.08%	Maturity	USD	267		10/18/2023	267,438
Sierra Wireless, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	62		10/18/2023	(90,099)
Signify Health, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	25		10/18/2023	(63,635)
Spirit Airlines, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	729		10/18/2023	(804,228)
Store Capital Corp.	FedFundEffective Plus 0.38%	Maturity	USD	15		10/18/2023	3,978
Tegna, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	27		10/18/2023	26,077
Tower Semiconductor, Ltd.	FedFundEffective Plus 0.38%	Maturity	USD	252		10/18/2023	(356,977)
Vivint Smart Home, Inc.	FedFundEffective Plus 0.38%	Maturity	USD	0	**	10/18/2023	14
Pay Total Return on Reference Obligation
Goldman Sachs International
Columbia Banking System, Inc.	SOFR Minus 0.32%	Maturity	USD	576		07/15/2025	675,085
Tower Semiconductor, Ltd.	OBFR Minus 0.35%	Maturity	USD	4		07/15/2025	(356,977)
JPMorgan Chase Bank, NA
Broadcom, Inc.	OBFR Minus 0.28%	Maturity	USD	24		08/14/2023	32,417
Frontline, Ltd.	OBFR Minus 1.82%	Maturity	USD	155		08/14/2023	157,349
Intercontinental Exchange, Inc.	OBFR Minus 0.28%	Maturity	USD	19		08/14/2023	(975)
Maxlinear, Inc.	OBFR Minus 0.30%	Maturity	USD	80		08/14/2023	90,824
Novozymes A/S	1 Month CIBOR Minus 0.45%	Maturity	DKK	38		10/18/2023	4,541
Morgan Stanley Capital Services LLC
Agnico Eagle Mines, Ltd.	FedFundEffective Plus 3.53%	Maturity	USD	127		10/18/2023	(116,147)
Pan American Silver Corp.	FedFundEffective Plus 3.53%	Maturity	USD	227		10/18/2023	(213,062)
Ritchie Bros. Auctioneers	FedFundEffective Plus 3.53%	Maturity	USD	190		10/18/2023	(171,785)

							$(2,240,677)

**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $224,603,826 and gross unrealized depreciation of investments was $(12,307,438), resulting in net unrealized appreciation of $212,296,388.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 - 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 - 90 day redemption notice periods. Certain Underlying Portfolios have lock up periods of up to one year.

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (“going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 – 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 30-90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

CAD – Canadian Dollar

DKK – Danish Krona

GBP – Great British Pound

USD – United States Dollar

Glossary:

CDOR – Canadian Dealer Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

OBFR – Overnight Bank Funding Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

AB Multi-Manager Alternative Fund

December 31, 2022 (unaudited)

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,400,864	$—	$—	$5,400,864
Warants	12,056	—	—	12,056
Short-Term Investments	50,574,336	—	—	50,574,336
Investments valued at NAV				978,654,213

Total Investments in Securities	55,987,256	—	—	1,034,641,469
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	2,533,295	—	2,533,295
Liabilities:
Total Return Swaps	—	(4,773,972)	—	(4,773,972)

Total	$55,987,256	$(2,240,677)	$—	$1,032,400,792

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2022 is as follows:

Fund	Market Value 03/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$110,999	$73,775	$134,200	$50,574	$1,067